Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Continuing Operations [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Net loss from continuing operations - basic and diluted, net of tax (in Dollars)		$ (3,080,442)	$ (1,903,933)	$ (4,344,228)	$ (5,543,067)
Weighted average shares outstanding – basic		670,722	205,283	641,004	204,603
Weighted average shares outstanding – diluted		670,722	205,283	641,004	204,603
Net loss per share from continuing operations – basic (in Dollars per share)		$ (4.59)	$ (9.27)	$ (6.78)	$ (27.09)
Net loss per share from continuing operations – diluted (in Dollars per share)		$ (4.59)	$ (9.27)	$ (6.78)	$ (27.09)
Continuing Operations [Member] | Public Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1]	123,468	143,750	123,468	143,750
Continuing Operations [Member] | Private Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1]	6,963	6,963	6,963	6,963
Continuing Operations [Member] | Bridge Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1]	2,174	2,174	2,174	2,174
Continuing Operations [Member] | Extension Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1]	326	326	326	326
Continuing Operations [Member] | September 2024 Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1]	9,259	9,259	9,259	9,259
Continuing Operations [Member] | Quantum Convertible Note, Related Party [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1],[2]	0	23,281	0	23,281
Continuing Operations [Member] | Exchange Note [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1],[2]	0	10,342	0	10,342
Continuing Operations [Member] | September 2024 Convertible Note [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1],[3]	0	15,734	0	15,734
Continuing Operations [Member] | Series A Preferred Stock [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1],[4]	761	38,488	761	38,488
Continuing Operations [Member] | Share-Based Payment Arrangement, Option [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1]	10,046	10,046	10,046	10,046
Continuing Operations [Member] | Common Stock Issuance Obligation [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1]	640	640	640	640
Continuing Operations [Member] | March 2025 Convertible Note [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[5]	0	771	0	437
Continuing Operations [Member] | May 2025 Convertible Note [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1],[6]	0	845	0	423
Continuing Operations [Member] | Common Stock Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1]	245,902	0	245,902	0
Continuing Operations [Member] | ClearThink Convertible Note [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[1],[7]	25,128	0	17,475	0
Discontinued Operations [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Weighted average shares outstanding – basic		670,722	205,283	641,004	204,603
Weighted average shares outstanding – diluted		697,250	205,283	659,879	204,603
Net income (loss) from discontinued operations - basic (in Dollars)		$ 3,927,715	$ (709,350)	$ 2,591,239	$ (1,029,656)
Net income (loss) per share from discontinued operations – basic (in Dollars per share)		$ 5.86	$ (3.46)	$ 4.04	$ (5.03)
Net income (loss) from discontinued operations - diluted (in Dollars)		$ 3,920,835	$ (709,350)	$ 2,578,216	$ (1,029,656)
Net income (loss) per share from discontinued operations – diluted (in Dollars per share)		$ 5.62	$ (3.46)	$ 3.91	$ (5.03)
Discontinued Operations [Member] | Public Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8]	123,468	143,750	123,468	143,750
Discontinued Operations [Member] | Private Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8]	6,963	6,963	6,963	6,963
Discontinued Operations [Member] | Bridge Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8]	2,174	2,174	2,174	2,174
Discontinued Operations [Member] | Extension Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8]	326	326	326	326
Discontinued Operations [Member] | September 2024 Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8]	9,259	9,259	9,259	9,259
Discontinued Operations [Member] | Quantum Convertible Note, Related Party [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8],[9]	0	23,281	0	23,281
Discontinued Operations [Member] | Exchange Note [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8],[9]	0	10,342	0	10,342
Discontinued Operations [Member] | September 2024 Convertible Note [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8],[10]	0	15,734	0	15,734
Discontinued Operations [Member] | Series A Preferred Stock [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8],[11]	0	38,488	0	38,488
Discontinued Operations [Member] | Share-Based Payment Arrangement, Option [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8]	10,046	10,046	10,046	10,046
Discontinued Operations [Member] | Common Stock Issuance Obligation [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8]	0	640	0	640
Discontinued Operations [Member] | March 2025 Convertible Note [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8],[12]	0	771	0	437
Discontinued Operations [Member] | May 2025 Convertible Note [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8],[13]	0	845	0	423
Discontinued Operations [Member] | Common Stock Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations (Details) [Line Items]
Anti-dilutive shares outstanding	[8]	245,902	0	245,902	0

[1]	The Company’s diluted shares have not been included in the computation of diluted net loss per share from continuing operations for the three and six months ended June 30, 2026, and 2025, as the result would be anti-dilutive.
[2]	Includes the interest amount thereon and assumes the floor conversion price of $160.00.
[3]	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $160.00.
[4]	Assumes the maximum conversion thereon at the floor conversion price of $160.00.
[5]	Includes the interest amount thereon and assumes the floor conversion price of $160.00.
[6]	Includes the interest amount thereon and assumes the closing price as of the reporting date.
[7]	Includes the interest amount thereon and assumes the average closing price for the reporting period.
[8]	The Company’s diluted shares have not been included in the computation of diluted net loss per share from discontinued operations for the three and six months ended June 30, 2025, as the result would be anti-dilutive.
[9]	Includes the interest amount thereon and assumes the floor conversion price of $160.00.
[10]	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $160.00.
[11]	Assumes the maximum conversion thereon at the floor conversion price of $160.00.
[12]	Includes the interest amount thereon and assumes the floor conversion price of $160.00.
[13]	Includes the interest amount thereon and assumes the closing price as of the reporting date.